Business Information - Schedule of Geographical Distribution of Revenues and Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 801,662	$ 518,986	$ 533,297
Assets	718,327	542,953
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	659,947	387,038	446,320
Assets	552,865	406,884
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	141,715	131,948	$ 86,977
Assets	$ 165,462	$ 136,069